Borrowings - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ (34)
2025	282
2026	(38)
2027	(37)
2028	36,461
Thereafter	535
Total long-term borrowings	$ 37,169	$ 4,459